Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Staples Portfolio
May 31, 2023
FOO-NPRT1-0723
1.802172.119
Common Stocks - 99.3%
	Shares	Value ($)
Beverages - 36.5%
Brewers - 3.3%
Boston Beer Co., Inc. Class A (a)	153,900	51,941,250
Distillers & Vintners - 5.9%
Brown-Forman Corp. Class B (non-vtg.)	32,400	2,001,348
Constellation Brands, Inc. Class A (sub. vtg.)	313,084	76,070,019
Diageo PLC	351,100	14,596,122
		92,667,489
Soft Drinks & Non-alcoholic Beverages - 27.3%
Celsius Holdings, Inc. (a)	15,000	1,882,950
Keurig Dr. Pepper, Inc.	2,075,427	64,587,288
Monster Beverage Corp.	1,172,226	68,715,888
PepsiCo, Inc.	346,904	63,257,944
Primo Water Corp.	444,900	5,725,863
The Coca-Cola Co.	3,725,018	222,234,574
		426,404,507
TOTAL BEVERAGES		571,013,246
Broadline Retail - 1.0%
Broadline Retail - 1.0%
Amazon.com, Inc. (a)	130,400	15,723,632
Consumer Staples Distribution & Retail - 12.0%
Consumer Staples Merchandise Retail - 7.8%
BJ's Wholesale Club Holdings, Inc. (a)	19,500	1,221,675
Costco Wholesale Corp.	28,100	14,374,836
Target Corp.	28,300	3,705,319
Walmart, Inc.	690,300	101,384,361
		120,686,191
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	64,400	1,955,828
Food Distributors - 2.8%
Performance Food Group Co. (a)	145,000	8,017,050
Sysco Corp.	283,456	19,827,747
U.S. Foods Holding Corp. (a)	396,174	15,759,802
United Natural Foods, Inc. (a)	17,700	472,767
		44,077,366
Food Retail - 1.3%
Albertsons Companies, Inc.	641,400	13,058,904
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	14,400	697,246
Grocery Outlet Holding Corp. (a)	74,050	2,126,716
Kroger Co.	100,500	4,555,665
		20,438,531
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		187,157,916
Food Products - 16.4%
Agricultural Products & Services - 3.0%
Archer Daniels Midland Co.	120,300	8,499,195
Bunge Ltd.	267,293	24,762,024
Darling Ingredients, Inc. (a)	194,361	12,318,600
Ingredion, Inc.	16,000	1,673,600
		47,253,419
Packaged Foods & Meats - 13.4%
Conagra Brands, Inc.	385,841	13,454,276
Freshpet, Inc. (a)(b)	270,700	16,177,032
General Mills, Inc.	9,400	791,104
Laird Superfood, Inc. (a)(b)	220,582	143,378
McCormick & Co., Inc. (non-vtg.)	87,400	7,492,802
Mondelez International, Inc.	1,390,497	102,076,385
Nomad Foods Ltd. (a)	1,835,859	31,301,396
Pilgrim's Pride Corp. (a)	46,600	1,034,520
Sovos Brands, Inc. (a)	26,600	505,134
The Hain Celestial Group, Inc. (a)	125,700	1,534,797
The J.M. Smucker Co.	100	14,659
The Kraft Heinz Co.	27,000	1,031,940
The Real Good Food Co. LLC:
Class B (a)(c)	58,667	1
Class B unit (d)	58,667	207,095
The Simply Good Foods Co. (a)	131,500	4,758,985
TreeHouse Foods, Inc. (a)	273,308	12,941,134
Tyson Foods, Inc. Class A	299,666	15,175,086
		208,639,724
TOTAL FOOD PRODUCTS		255,893,143
Household Durables - 0.3%
Household Appliances - 0.3%
Helen of Troy Ltd. (a)	48,100	4,631,068
Housewares & Specialties - 0.0%
Newell Brands, Inc. (b)	26,200	217,722
Tupperware Brands Corp. (a)(b)	120,462	107,223
		324,945
TOTAL HOUSEHOLD DURABLES		4,956,013
Household Products - 22.1%
Household Products - 22.1%
Church & Dwight Co., Inc.	19,500	1,802,775
Colgate-Palmolive Co.	124,700	9,275,186
Energizer Holdings, Inc. (b)	995,089	32,439,901
Kimberly-Clark Corp.	220,233	29,572,887
Procter & Gamble Co.	1,617,382	230,476,936
Reynolds Consumer Products, Inc.	552,239	15,153,438
Spectrum Brands Holdings, Inc.	217,600	15,712,896
The Clorox Co.	67,974	10,752,127
		345,186,146
Media - 0.2%
Advertising - 0.2%
Advantage Solutions, Inc. Class A (a)(b)	1,667,204	3,167,688
Personal Care Products - 1.7%
Personal Care Products - 1.7%
BellRing Brands, Inc. (a)	39,300	1,439,166
Edgewell Personal Care Co. (b)	26,100	1,016,595
Estee Lauder Companies, Inc. Class A	37,755	6,948,053
Herbalife Ltd. (a)(b)	695,950	8,240,048
Olaplex Holdings, Inc. (a)	2,750,500	8,691,580
		26,335,442
Tobacco - 9.1%
Tobacco - 9.1%
Altria Group, Inc.	1,724,217	76,589,719
Philip Morris International, Inc.	724,982	65,255,630
		141,845,349
TOTAL COMMON STOCKS (Cost $1,227,548,544)		1,551,278,575

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e)	12,350,336	12,352,806
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	26,122,091	26,124,704
TOTAL MONEY MARKET FUNDS (Cost $38,477,510)		38,477,510

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,266,026,054)	1,589,756,085
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(28,378,131)
NET ASSETS - 100.0%	1,561,377,954

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,095 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	691,618	40,439,571	28,778,383	59,047	-	-	12,352,806	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	36,898,404	65,569,143	76,342,843	6,105	-	-	26,124,704	0.1%
Total	37,590,022	106,008,714	105,121,226	65,152	-	-	38,477,510

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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